Vanguard Mega Cap Value Index Fund N-1A Cover	Aug. 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	VANGUARD WORLD FUND
Entity Central Index Key	0000052848
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Prospectus Date	Dec. 19, 2025
Supplement to Prospectus [Text Block]	Vanguard FTSE Social Index FundSupplement to the Prospectus and Summary Prospectus Dated December 19, 2025As approved by the Fund’s Board of Trustees, Vanguard FTSE Social Index Fund (the “Fund”) has reduced its expense ratio for Admiral Shares. Effective February 2, 2026, the Annual Fund Operating Expenses table and the hypothetical expenses example for the Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard FTSE Social Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.1012b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.111The expense information shown in the table has been restated to reflect current fees.ExampleThis example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.1 Year3 Years5 Years10 Years$11$35$62$141© 2026 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 513B 022026Vanguard FTSE Social Index FundSupplement to the Prospectus and Summary Prospectus Dated December 19, 2025As approved by the Fund’s Board of Trustees, Vanguard FTSE Social Index Fund (the “Fund”) has reduced its expense ratio for Institutional Shares. Effective February 2, 2026, the Annual Fund Operating Expenses table and the hypothetical expenses example for the Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard FTSE Social Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0212b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.031The expense information shown in the table has been restated to reflect current fees.ExampleThis example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.1 Year3 Years5 Years10 Years$3$10$17$39© 2026 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PSI 223B 022026Vanguard Mega Cap Index FundVanguard Mega Cap Value Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 19, 2025As approved by the Funds’ Board of Trustees, Vanguard Mega Cap Index Fund and Vanguard Mega Cap Value Index Fund (each, a “Fund”) have reduced their expense ratios for Institutional Shares. Effective February 2, 2026, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Mega Cap Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0412b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.051The expense information shown in the table has been restated to reflect current fees.ExampleThis example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.1 Year3 Years5 Years10 Years$5$16$28$64Prospectus and Summary Prospectus Text Changes for Vanguard Mega Cap Value Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0312b-1 Distribution FeeNoneOther Expenses0.02Total Annual Fund Operating Expenses0.051The expense information shown in the table has been restated to reflect current fees.ExampleThis example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.1 Year3 Years5 Years10 Years$5$16$28$64Vanguard Mega Cap ETFVanguard Mega Cap Value ETFSupplement to the Prospectus and Summary Prospectuses Dated December 19, 2025As approved by the Funds’ Board of Trustees, Vanguard Mega Cap ETF and Vanguard Mega Cap Value ETF (each, a “Fund”) have reduced their expense ratios. Effective February 2, 2026, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Mega Cap ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0412b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.051The expense information shown in the table has been restated to reflect current fees.ExampleThis example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.1 Year3 Years5 Years10 Years$5$16$28$64This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Prospectus and Summary Prospectus Text Changes for Vanguard Mega Cap Value ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0412b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.051The expense information shown in the table has been restated to reflect current fees.ExampleThis example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.1 Year3 Years5 Years10 Years$5$16$28$64This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.